Income Tax (Details)		6 Months Ended					12 Months Ended
	Jun. 01, 2023 AED (د.إ)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Income Tax [Line Items]
Profits tax rates (in Dollars)				$ 2,000,000
Two tired income tax rate		16.50%	16.50%	16.50%	16.50%
Income tax benefit (in Dollars)		$ (221,072)				$ (10,444)
Net operating losses carry forward from all subsidiaries (in Dollars)		6,702,785
Net operating losses carry forward (in Dollars)		$ 1,374,685					$ 838,875
First Taxable Income [Member]
Income Tax [Line Items]
Profits tax rates (in Dollars)				$ 2,000,000
Singapore [Member]
Income Tax [Line Items]
Applicable corporate income tax rate		17.00%	17.00%	17.00%	17.00%
Singapore [Member] | First Taxable Income [Member]
Income Tax [Line Items]
Taxable income tax rate		75.00%	75.00%	75.00%	75.00%
Taxable income are exempted from income tax		$ 7,474	$ 10,000
Singapore [Member] | Second Taxable Income [Member]
Income Tax [Line Items]
Taxable income tax rate		50.00%	50.00%	50.00%	50.00%
Taxable income are exempted from income tax		$ 142,001	$ 190,000
Hong Kong [Member]
Income Tax [Line Items]
Two tired income tax rate		8.25%	8.25%	8.25%	8.25%
Malaysia [Member]
Income Tax [Line Items]
Preferential tax rates		24.00%	24.00%	24.00%	24.00%
Net operating losses carry forward (in Dollars)							$ 5,075,982
Brazil [Member]
Income Tax [Line Items]
Applicable corporate income tax rate		25.00%	25.00%	25.00%	25.00%
Taxable income are exempted from income tax | R$					R$ 240,000
Levied base rate		15.00%	15.00%	15.00%	15.00%
Surtax rate		10.00%	10.00%	10.00%	10.00%
United Kingdom [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		25.00%	25.00%	25.00%	25.00%
People’s Republic of China [Member]
Income Tax [Line Items]
Taxable income tax rate		25.00%	25.00%	25.00%	25.00%
Dubai (United Arab Emirates) [Member]
Income Tax [Line Items]
Taxable income tax rate	9.00%
Taxable income are exempted from income tax | د.إ	د.إ 375,000
Thailand [Member]
Income Tax [Line Items]
Applicable corporate income tax rate		20.00%	20.00%	20.00%	20.00%
Japan [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		23.20%	23.20%	23.20%	23.20%
United States [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		21.00%	21.00%	21.00%	21.00%
Martiangear Pte. Ltd. (“Martiangear”) [Member]
Income Tax [Line Items]
Allowance on deferred tax assets rate		100.00%	100.00%	100.00%	100.00%
Net operating losses carry forward (in Dollars)		$ 389,404
2Game Brazil [Member]
Income Tax [Line Items]
Allowance on deferred tax assets rate							100.00%
Net operating losses carry forward (in Dollars)							$ 199,508